Performance Management - T. Rowe Price International Stock Portfolio	Apr. 24, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance and is not necessarily an indication of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund.

Performance Past Does Not Indicate Future [Text]	The fund’s performance information represents only past performance and is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the fund.
Bar Chart [Heading]	INTERNATIONAL STOCK PORTFOLIO Calendar Year Returns
Bar Chart [Table]

Bar Chart Closing [Text Block]
	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	19.56%	Worst Quarter	3/31/20	-21.77%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	19.56%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(21.77%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns Periods ended December 31, 2025
Performance Table Narrative

The following table shows the average annual total returns for the fund. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market (MSCI All Country World Index ex USA Net). In addition, the table may also include one or more indexes that more closely align to the fund’s investment strategy.

Performance [Table]

Average Annual Total Returns
	Periods ended
	December 31, 2025

				Inception
	1 Year	5 Years	10 Years	date
International Stock Portfolio	18.41%	3.92%	7.10%	03/31/1994

MSCI All Country World Index ex USA Net (reflects no deduction for fees or expenses)
	32.39	7.91	8.41
MSCI All Country World Index ex USA Growth Net (reflects no deduction for fees or expenses)
	25.65	4.01	7.92
Lipper Variable Annuity Underlying International Multi-Cap Growth Funds Average
	23.07	4.08	7.27

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses)
Performance Table Closing [Text Block]	Updated performance information is available through troweprice.com.
Performance Availability Website Address [Text]	troweprice.com